SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Impairment of long-lived assets other than good (Details) - 6 months ended Jun. 30, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Fair value of intangible assets	¥ 0
Impairment of intangible assets	¥ 7,911	$ 1,181